Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

Note 10 – Income Taxes

The Company’s deferred tax assets are as follows at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Deferred tax asset
Start-up costs	$162,267	$98,101
Total deferred tax asset	162,267	98,101

Valuation Allowance	(162,267)	(98,101)

Deferred tax asset, net of allowance	$—	$—

The income tax provision (benefit) consists of the following for the year ended December 31,2023 and 2022:

	For the Year Ended	For the Year Ended
	December 31, 2023	December 31, 2022
Federal
Current	$979,344	$310,259
Deferred	162,267	98,101
State and Local:
Current	—	—
Deferred	—	—
Change in valuation allowance	(162,267)	(98,101)
Income tax provision	$979,344	$310,259

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2023 and 2022, the change in the valuation allowance was $162,267 and $98,101, respectively.

	For the Year Ended	For the Year Ended
	December 31, 2023	December 31, 2022
U.S. federal statutory rate	(21.0)%	(21.0)%
Valuation allowance	(4.2)%	(9.8)%
Income tax provision	(25.2)%	(30.8)%